Document and Entity Information	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40759
Entity Registrant Name	Bragg Gaming Group Inc.
Entity Incorporation, State or Country Code	CA
Entity Primary SIC Number	7379
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	130 King Street West, Suite 1955
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	M5X 1E3
City Area Code	647
Local Phone Number	800-2282
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BRAG
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001867834
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	MNP LLP
Auditor Firm ID	1930
Auditor Location	Toronto, Ontario
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address State Or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680